NOTES PAYABLE – RELATED PARTIES (Tables)	15 Months Ended
Aug. 31, 2024
Related Party Transactions [Abstract]
Schedule of notes payable – related parties

	August 31, 2024	May 31, 2024

Note payable to Company law firm (and owner of 2,500 shares of common stock since August 16, 2018), non-interest bearing, due on demand, unsecured	$2,073	$2,073
Notes payable to The OZ Corporation (owner of 2,500 shares of common stock since August 16, 2018), non-interest bearing, due on demand, unsecured	69,250	69,250
Note payable to the Chief Executive Officer, non-interest bearing, due on demand, unsecured	11,392	10,992
Note payable to the wife of the Chief Executive Officer as part of the 25% acquisition of Simply Whim, interest at 12%, due on September 20, 2023, unsecured (See Note 10)	2,000,000	2,000,000
Total Notes Payable	2,082,715	2,082,315
Less: Current Portion	(2,082,715)	(2,082,315)
Long-Term Notes Payable	$–	$–